Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)

                                                          January 5, 2015

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549



   Re: AllianceBernstein Blended Style Series, Inc. - Retirement Strategies File Nos. 333-87002 and 811-21081
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Ladies and Gentlemen:

      On behalf of AllianceBernstein Blended Style Series, Inc. - Retirement Strategies (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 30, 2014.

                                                          Sincerely,

                                                          /s/ Anna C. Leist
                                                          -----------------
                                                              Anna C. Leist